Commitments - Additional Information (Detail) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 17, 2021	Nov. 13, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Underwriting discount					$ 571,876
Stock shares issued during the period shares				31,625,000
PIPE Investment Subscription Agreements [Member]
Stock shares issued during the period shares	18,000,000
Sale of stock issue price per share	$ 10.00
Proceeds from issuance of common stock	$ 180,000,000
Number of days within which securities shall be registered with the securities exchange commission	45 days
Number of days within which registration shall be effective if there is no notification for review	90 days
Number of days within which registration shall be effective if there is notification for review	10 days
Period for which registration statement shall be effective	2 years
Sponsor Support Agreement [Member]
Period for which certain shares shall not be transferred post consummation of business combination	7 years
Sponsor Support Agreement [Member] | Share Price Triggering Warrant Exercise [Member]
Share price per share	$ 20.00
Stockholder Support Agreement [Member] | Certain Shareholders of Black Skyholdings [Member]
Percentage of shares to be voted in favour of the merger in case board of directors do not recommend the merger	35.00%
Period within which the written consent for the merger shall be executed from the date of the registration statement becoming effective	5 days
Black Sky [Member]
Purchase price	$ 10.00
Business combination, transferred other	$ 925,000,000
Common stock, par value	$ 0.00001
Cash payable per share	$ 0.00001
Over-Allotment Option
Option to purchase additional units to cover over-allotments			4,125,000	4,125,000
Number of additional units purchased by underwriters		4,125,000
Underwriters option period			45 days	45 days
Underwriting discount per unit		$ 0.20
Underwriting discount		$ 6,325,000
Deferred fee per unit		$ 0.35
Deferred fee		$ 11,068,750